LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the consolidated statements of operations and comprehensive income:

	For the Six Months Ended June 30,
	2025	2024
Operating lease cost	$-	$-
Short-term lease cost	9,800	3,800
Variable lease cost	-	-
Total lease cost	$9,800	$3,800

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2024	2023
Operating lease cost	$-	$-
Short-term lease cost	7,498	7,686
Variable lease cost	-	-
Total lease cost	$7,498	$7,686